Cover	Nov. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Registrant Name	STRIVE, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41612
Entity Tax Identification Number	88-1293236
City Area Code	855
Local Phone Number	427-7360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001920406
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	ASST
Security Exchange Name	NASDAQ
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Variable Rate Series A Perpetual Preferred Stock, $0.001 par value per share
Trading Symbol	SATA
Security Exchange Name	NASDAQ
15.00% Series A Perpetual SATS Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	15.00% Series A Perpetual SATS Preferred Stock, $0.001 par value per share
Trading Symbol	SATS
Security Exchange Name	NASDAQ